FINANCIAL INSTRUMENTS AND RISKS (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reserve Quantities [Line Items]
Instruments sharing characteristic, highly liquid investments	R$ 197.7	R$ 376.9
Value at risk exposure, probable	95.00%
Value at risk, adverse scenario, deterioration percentage	25.00%
Value at risk, remote scenario, deterioration percentage	50.00%
Tenedora [Member] | ELJ [Member]
Reserve Quantities [Line Items]
Put options, exercisable number of shares, percent of outstanding stock	15.00%
Put options, fair value	R$ 2,791.1	R$ 3,053.7
Tenedora [Member] | ELJ [Member] | Tranche A [Member]
Reserve Quantities [Line Items]
Put options, exercisable number of shares, percent of outstanding stock	12.11%
Tenedora [Member] | ELJ [Member] | Tranche B [Member]
Reserve Quantities [Line Items]
Put options, exercisable number of shares, percent of outstanding stock	2.89%